NOTE 12: INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 254,640
Intangible assets, ending	303,907	$ 254,640
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	704,375	441,893
Additions	138,855	356,239
Acquisition of Kai Medical	245,000
Acquisition of LP&A	58,907
Impairment	(340,575)	(93,757)
Intangible assets, ending	806,562	704,375
Cost | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	389,580	292,093
Additions	0	171,243
Acquisition of Kai Medical	0
Acquisition of LP&A	58,907
Impairment	(69,724)	(73,756)
Intangible assets, ending	378,763	389,580
Cost | Brands, trademarks, licenses and domain names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	263,695	98,700
Additions	0	184,996
Acquisition of Kai Medical	245,000
Acquisition of LP&A	0
Impairment	(131,996)	(20,001)
Intangible assets, ending	376,699	263,695
Cost | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	51,100	51,100
Additions	0	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Impairment	0	0
Intangible assets, ending	51,100	51,100
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0	0
Additions	138,855	0
Acquisition of Kai Medical	0
Acquisition of LP&A	0
Impairment	(138,855)	0
Intangible assets, ending	0	0
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(449,735)	(370,276)
Amortization	(52,920)	(79,459)
Intangible assets, ending	(502,655)	(449,735)
Accumulated Amortization | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(299,935)	(220,476)
Amortization	(52,920)	(79,459)
Intangible assets, ending	(352,855)	(299,935)
Accumulated Amortization | Brands, trademarks, licenses and domain names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(98,700)	(98,700)
Amortization	0	0
Intangible assets, ending	(98,700)	(98,700)
Accumulated Amortization | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(51,100)	(51,100)
Amortization	0	0
Intangible assets, ending	(51,100)	(51,100)
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0	0
Amortization	0	0
Intangible assets, ending	0	0
Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	254,640
Intangible assets, ending	303,907	254,640
Carrying Amount | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	89,645
Intangible assets, ending	25,908	89,645
Carrying Amount | Brands, trademarks, licenses and domain names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	164,995
Intangible assets, ending	277,999	164,995
Carrying Amount | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0
Intangible assets, ending	0	0
Carrying Amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0
Intangible assets, ending	$ 0	$ 0